SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)	3 years 8 months 1 day	4 years 5 months 1 day
Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)				1 year
Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)			0 years
Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)			9 months
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.68	0.30
Risk-free interest rate | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				2.63
Risk-free interest rate | Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			1.48
Risk-free interest rate | Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			2.41
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0	0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	80	75
Expected volatility | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			70	70